Restructuring (Tables)	12 Months Ended
Sep. 30, 2014
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring and Related Costs [Table Text Block]

	Year Ended September 30, 2014	Year Ended September 30, 2013	Cumulative Incurred to Date	Remaining Expense Expected to be Incurred
Employee severance	$1.1	$2.1	$3.2	$—
Pension curtailment	—	1.7	1.7	—
Accelerated depreciation	8.0	9.6	17.6	—
	$9.1	$13.4	$22.5	$—

Liabilities recorded related to restructuring activities and changes therein are as follows:

	September 30, 2013	Costs Incurred and Charged to Expense	Cash Paid	September 30, 2014
Employee severance	$2.1	$1.1	$(2.5)	$0.7